Convertible Notes (Tables)	6 Months Ended
Jun. 30, 2022
Convertible Notes [Abstract]
Convertible Notes
The amounts in the accompanying consolidated balance sheets are analyzed as follows:

	June 30, 2022	December 31, 2021
Convertible notes	11,165	21,165
Less: beneficial conversion feature	-	(10,949)
Convertible notes, net of beneficial conversion feature	11,165	10,216
Less: Deferred financing costs	(26)	(75)
Less: Change in fair value of conversion option	(894)	(2,568)
Total	10,245	7,573
Less - current portion	(7,254)	(769)
Long-term portion	2,991	6,804

Second JDH Note [Member]
Convertible Notes [Abstract]
Convertible Notes
The accumulated deficit and gross debt movement of the Second JDH Note is presented below:

	Accumulated deficit	Debt
Balance, December 31, 2020	8,324	8,324
Amortization (Note 12)	764	764
Balance, June 30, 2021	9,088	9,088
Amortization	1,128	1,128
Balance, December 31, 2021	10,216	10,216
Cumulative adjustment due to adoption of ASU 2020-06 (Note 2)	10,949	10,949
Repayments of convertible notes	(10,000)	(10,000)
Balance, June 30, 2022	11,165	11,165

The equity movement of the Second JDH Note is presented below:

Additional paid-in capital
Balance, December 31, 2020	21,165
Balance, June 30, 2021	21,165
Balance, December 31, 2021	21,165
Cumulative adjustment due to adoption of ASU 2020-06 (Note 2)	(21,165)
Balance, June 30, 2022	-

Annual Principal Payments	The annual principal payments required to be made after June 30, 2022, are as follows:
Twelve month periods ending June 30,	Amount
2023	8,000
2024	3,165
Total	11,165